Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Germany ETF(a)	1,653,205	$45,182,093

Total Investment Companies — 100.2%
(Cost: $56,882,029)		45,182,093

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(a)(b)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 100.2%
(Cost: $56,902,029)		45,202,093

Liabilities in Excess of Other Assets — (0.2)%		(96,194)

Net Assets — 100.0%		$45,105,899

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$—	$(10,000	)(a)	$—	$—	$20,000	20,000	$29	$—
iShares MSCI Germany ETF	63,381,021	230,779,138	(235,830,399)		(1,929,494)	(11,218,173)	45,182,093	1,653,205	556,158	—
					$(1,929,494)	$(11,218,173)	$45,202,093		$556,187	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	37,930,600	USD	40,632,405	BNP	06/03/22	$89,637
EUR	59,000	USD	61,995	CITI	06/03/22	1,347
EUR	6,849,000	USD	7,225,249	HSBC	06/03/22	127,792
EUR	6,576,400	USD	6,959,590	MS	06/03/22	100,790
EUR	17,047,000	USD	17,969,859	UBS	06/03/22	331,687
USD	30,097	EUR	28,000	HSBC	06/03/22	37
EUR	336,000	USD	360,540	BNP	07/05/22	776
USD	421,650	EUR	392,000	BNY	07/05/22	114
						652,180
USD	2,050,157	EUR	1,946,000	BNP	06/03/22	(39,056)
USD	21,093	EUR	20,000	CBA	06/03/22	(379)
USD	11,394,717	EUR	10,725,000	HSBC	06/03/22	(119,572)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,394,176	EUR	1,320,000	JPM	06/03/22	$(22,967)
USD	4,832,682	EUR	4,575,000	MS	06/03/22	(79,008)
USD	23,993	EUR	23,000	RBS	06/03/22	(699)
USD	38,754,946	EUR	36,667,000	SSB	06/03/22	(610,504)
USD	13,863,538	EUR	13,158,000	UBS	06/03/22	(262,804)
USD	40,619,210	EUR	37,855,600	BNP	07/05/22	(88,657)
USD	4,271,128	EUR	3,980,400	MS	07/05/22	(9,179)
						(1,232,825)
	Net unrealized depreciation					$(580,645)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$45,182,093	$—	$—	$45,182,093
Money Market Funds	20,000	—	—	20,000
	$45,202,093	$—	$—	$45,202,093
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$652,180	$—	$652,180
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,232,825)	—	(1,232,825)
	$—	$(580,645)	$—	$(580,645)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BNP	BNP Paribas SA	JPM	JPMorgan Chase Bank N.A.
BNY	Bank of New York	MS	Morgan Stanley & Co. International PLC
CBA	Commonwealth Bank of Australia	RBS	Royal Bank of Scotland PLC
CITI	Citibank N.A.	SSB	State Street Bank and Trust Co.
HSBC	HSBC Bank PLC	UBS	UBS AG

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2022

Currency Abbreviations

EUR	Euro
USD	United States Dollar

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